Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 31, 2012 Revolving Credit Facility	Jan. 31, 2012 Revolving Credit Facility Two-weeks LIBOR	Jan. 31, 2012 Revolving Credit Facility One-month LIBOR	Jan. 10, 2012 Dividend Declared
Subsequent Event [Line Items]
Line of credit facility description	On January 31, 2012, the Company further obtained an uncommitted $100 million revolving term loan facility which bears an interest rate of 2-weeks or 1-month LIBOR plus 2.1% per annum.
Revolving credit facility, borrowing capacity	$ 100
Basic point		2.10%	2.10%
Dividends declared, total amount				$ 17.9
Dividends declared, per share				$ 0.0274
Dividend declared, paid date				Apr. 16, 2012
Dividend declared, record date				Mar. 30, 2012